Long-Term Deposits	12 Months Ended
Dec. 31, 2023
Deposits [Abstract]
Long-Term Deposits	8. Long-Term Deposits

	December 31, 2023	December 31, 2022
Deposits on property and equipment	$5,305	$4,873
Other long-term deposits	95	68

Total long-term deposits	$5,400	$4,941